Restructuring and Other Charges	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER CHARGES
8. RESTRUCTURING AND OTHER CHARGES
On July 25, 2023, the Company’s Board of Directors approved a process to explore, review and evaluate a range of potential strategic options available to the Company, including, without limitation, an acquisition, merger, reverse merger, sale of assets, strategic partnerships or other transactions. Therefore, based on cost-reduction initiatives intended to reduce the Company’s ongoing operating expenses and maximize shareholder value as the Company plans to pursue strategic options, the Company’s Board of Directors also approved a reduction in the Company’s workforce by approximately 80 employees, or 86% of the Company’s workforce as of July 2023. In connection with this corporate restructuring, the Company recorded a restructuring charge for severance and related costs of $6.9 million in the Company’s condensed consolidated statements of operations during the three months ended September 30, 2023.
The Company’s restructuring liability, which was included in accrued compensation and benefits, consisted of the following:

(in thousands)	Employee-Related Costs
Accrued restructuring balance at January 1, 2023	$—
Expenses incurred	6,895
Payments	(2,154)

Accrued restructuring balance at September 30, 2023	$4,741

The Company had previously granted certain of the terminated employees restricted stock units (“RSUs”) that vest in annual installments based on continued service to the Company, as well as options to purchase shares of the Company’s common stock that typically vest over a period of four years. In connection with the reduction in workforce, the Company agreed to accelerate the vesting of a portion of the RSUs that were unvested as of the employees’ termination dates, and also modify the stock options for terminated employees such that subject to the satisfaction of severance conditions, the terminated employees’ vested options will remain outstanding and exercisable until the first anniversary of each employee’s termination date. These equity modifications, described in detail in Note 10, resulted in a net reduction to stock based compensation expense of $0.3 million reflected within restructuring and other charges in the Company’s condensed consolidated statements of operations during the three months ended September 30, 2023.